Goodwill	12 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Goodwill	Goodwill

2024	£’000
Cost
At 1 July 2023 (Restated)(1)	239,249
Acquired through business combinations	279,931
Effect of foreign exchange translations	(3,456)
At 30 June 2024	515,724

2023
Cost
At 1 July 2022	145,916
Acquired through business combinations (Restated) (1)	100,882
Effect of foreign exchange translations	(7,549)
At 30 June 2023 (Restated)(1)	239,249

Net book value
At 30 June 2024	515,724
At 30 June 2023 (Restated)(1)	239,249
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
Goodwill acquired in a business combination is allocated, from the acquisition date, to the CGU that is expected to benefit from synergies of the combination and represents the lowest level within the entity at which the goodwill is monitored for internal reporting purposes. The Group has one Cash Generating Unit (“CGU”) and accordingly goodwill is reported under one CGU. For more details on the CGU refer to Note 4.
On 3 August 2023, the Group acquired 100% of the voting rights of TLM Partners, Inc and its subsidiaries (collectively “TLM”) obtaining control, which resulted in an increase in goodwill of £14.4 million. The goodwill amount recognised in TLM is recorded in the local currency of the acquired companies, split between U.S Dollars, Canadian Dollars and EUR. The Group also completed the acquisition of EQ Tek spółka z ograniczoną odpowiedzialnością (“EQ Tek”) on 27 February 2024, acquiring 100% of the voting rights and obtaining control. The transaction resulted in an increase in provisional goodwill of £13.3 million, all recorded in Polish Zloty, being the local currency of the acquired company. On 10 April 2024, the Group also acquired 100% of the voting rights of GalaxE Group Inc and its subsidiaries (collectively “GalaxE”), obtaining control. The transaction resulted in an increase in provisional goodwill of £252.2 million. The goodwill amount recognised in GalaxE is recorded in the local currency of the acquired companies, split between U.S Dollars, Canadian Dollars, and Indian Rupees. All goodwill recognised during the reporting period for the three completed acquisitions has been allocated to the Group CGU.
During the financial year ended 30 June 2023, the Group completed the acquisition of Mudbath & Co. Pty Ltd (“Mudbath”), acquiring 100% of the voting rights and obtaining control. The transaction resulted in provisional goodwill as of 30 June 2023 of £12.8 million, all recorded in Australian Dollars, being the local currency of the acquired company. During year ended 30 June 2024, the Group finalised the acquisition accounting with the final goodwill reported for this acquisition being £12.7 million.
During the financial year ended 30 June 2023, the Group also completed the acquisition DEK Corporation Pty Ltd, DEK Technologies Sweden AB and DEK Vietnam Company Ltd (collectively, “DEK”), acquiring 100% of the voting rights and obtaining control. The transaction resulted in provisional goodwill as of 30 June 2023 of £45.6 million, recorded in the local currency of the acquired companies, split between Australian Dollars, Swedish
Krona and Vietnamese Dong. During the year ended 30 June 2024, the Group finalised the acquisition accounting with the final goodwill reported for this acquisition being £44.1 million.
All goodwill recognised during the reporting period for the three completed acquisitions has been allocated to the Group CGU.
During the financial year ended 30 June 2023, the Group acquired 100% of Lexicon Digital Pty Ltd and Lexicon Consolidated Holdings Pty Ltd (“Lexicon”) voting rights and obtained control of Lexicon, which resulted in an increase in goodwill of £44.1 million. All goodwill is recorded in Australian Dollars, being the local currency of the acquired company.
During the financial year ended 30 June 2022, the Group acquired 100% of Business Agility Consulting Ltd. (“BAC”) voting rights and obtained control of BAC, which resulted in an increase in goodwill of £12.8 million. All goodwill is recorded in Sterling, being the local currency of the acquired company.
Goodwill Impairment Testing
Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.

For the year ended 30 June 2024, the Board reviewed the value of goodwill based on internal value in use calculations. The key assumptions for these calculations are discount rates and revenue growth rate. The growth rates for the analysed period are based on management’s expectations of the medium-term performance of the business, planned growth in market shares, industry forecasts and growth in the market. These calculations used five-year cash flow projections and assumed a 2.0% terminal growth rate thereafter. The discount rate used of 12.8% for the 2024 impairment test (2023: 14.9%, 2022: 13.5%) represents the weighted average cost of capital (“WACC”) of the Group and is a pre-tax rate. The starting point for the five-year cash flow projections is the Board approved budget for financial year ending 30 June 2025.
The market risk is reflected in the discount rate used through its components, cost of equity and cost of debt. The cost of equity is calculated using the Capital Asset Pricing Model (“CAPM”) and its formula includes the market return and the sensitivity of the Company to that market return. The WACC also includes the risk-free rate both in the calculation of the cost of equity and the cost of debt. If the market uncertainty increases, the risk-free rate would also increase to reflect this. Moreover, the market risk is also reflected through the determination of the cost of debt as the current market prices are included in the considered credit risk.
Management's impairment assessment for 2024, based on the base case scenario, shows that the value in use exceeds the carrying amount of goodwill.
The key assumptions used in the assessments for the years ended 30 June 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Revenue growth rate(1)	13.4% - 17.0%	25.0%	25.0%
Operating cash flows rate(2)	12.2% - 15.5%	n/a	n/a
Discount rate (2)	12.8%	14.9%	13.5%
Terminal growth rate	2.0%	1.5%	1.5%
(1) Revenue growth presented in the above table is in respect of different years for the period used in the goodwill impairment analysis
(2) Discount rate and operating cash-flows used in sensitivity assessment are pre-tax

Management performed a sensitivity analysis for the key assumptions used in determining the value in use, with the changes in value in use being reflected in the table below:

	Baseline assumptions	Sensitivity assumptions	Value in use change £000
Revenue growth rate(1)	13.4% - 17.0%	7.0%- 8.0%	(531,159)
Operating cash flows rate(2)	12.2% - 15.5%	10.0% - 14.0%	(213,166)
Discount rate (2)	12.8%	13.8%	(208,200)
Terminal growth rate	2.0%	1.5%	(58,310)
From the sensitivity analysis performed by management and disclosed above, no reasonably possible changes in the key assumptions above would lead to an impairment that is required to be recognised.